Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	N/A
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	MRUS
Entity Registrant Name	Merus N.V.
Entity Central Index Key	0001651311
Current Fiscal Year End Date	--12-31